UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA GLOBAL OPPORTUNITIES FUND
MARCH 31, 2013

                                                                      (Form N-Q)

                                             (C)2013, USAA. All rights reserved.
88396-0513

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND
March 31, 2013 (unaudited)

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            EQUITY SECURITIES (90.2%)

            COMMON STOCKS (52.6%)

            CONSUMER DISCRETIONARY (6.1%)
            -----------------------------
            ADVERTISING (0.2%)
    2,990   Hakuhodo Dy Holdings, Inc.                                                       $     229
    3,579   JC Decaux S.A.                                                                          98
    6,100   Lamar Advertising Co. "A"*                                                             297
      791   Publicis Groupe S.A.                                                                    53
                                                                                             ---------
                                                                                                   677
                                                                                             ---------
            APPAREL RETAIL (0.6%)
   13,800   American Eagle Outfitters, Inc.                                                        258
      500   Fast Retailing Co. Ltd.                                                                159
    7,400   Foot Locker, Inc.(a)                                                                   253
   12,600   Gap, Inc.                                                                              446
      861   Industria de Diseno Textil S.A.                                                        114
      100   Shimamura Co. Ltd.                                                                      12
   19,000   TJX Companies, Inc.                                                                    888
                                                                                             ---------
                                                                                                 2,130
                                                                                             ---------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
       49   Adidas - Salomon AG                                                                      5
      839   Burberry Group plc                                                                      17
    2,839   Compagnie Financiere Richemont S.A.                                                    223
    6,500   Hanesbrands, Inc.*                                                                     296
       14   Swatch Group AG                                                                          8
                                                                                             ---------
                                                                                                   549
                                                                                             ---------
            AUTO PARTS & EQUIPMENT (0.2%)
      700   Aisin Seiki Co. Ltd.                                                                    26
      387   Continental AG                                                                          46
    1,000   Denso Corp.                                                                             42
    8,500   Toyoda Gosei Co. Ltd.                                                                  203
    4,000   Toyota Boshoku Corp.                                                                    56
    7,900   Visteon Corp.*                                                                         456
                                                                                             ---------
                                                                                                   829
                                                                                             ---------
            AUTOMOBILE MANUFACTURERS (0.4%)
      127   Bayerische Motoren Werke AG                                                             11
    1,000   Daihatsu Motor Co., Ltd.                                                                21
   39,337   Fiat S.p.A.*                                                                           209
   22,000   Fuji Heavy Industries Ltd.                                                             347
      400   Honda Motor Co. Ltd.                                                                    15
    4,000   Isuzu Motors Ltd.                                                                       24
   10,000   Mazda Motor Corp.*                                                                      29
    2,800   Nissan Motor Co. Ltd.                                                                   27
      816   Peugeot S.A.*                                                                            6
    9,800   Suzuki Motor Corp.                                                                     219
    7,000   Toyota Motor Corp.(a)                                                                  359

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1  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
      310   Volkswagen AG                                                                    $      58
                                                                                             ---------
                                                                                                 1,325
                                                                                             ---------
            AUTOMOTIVE RETAIL (0.1%)
    1,700   Advance Auto Parts, Inc.                                                               141
    1,700   AutoNation, Inc.*                                                                       74
                                                                                             ---------
                                                                                                   215
                                                                                             ---------
            BROADCASTING (0.1%)
    1,600   Discovery Communications, Inc. "A"*                                                    126
  136,327   ITV plc(a)                                                                             268
                                                                                             ---------
                                                                                                   394
                                                                                             ---------
            CABLE & SATELLITE (0.4%)
   37,800   Comcast Corp. "A"(a)                                                                 1,588
        8   Jupiter Telecommunications Co. Ltd.                                                     10
                                                                                             ---------
                                                                                                 1,598
                                                                                             ---------
            CASINOS & GAMING (0.2%)
   32,000   Galaxy Entertainment Group Ltd.*                                                       134
   10,100   Las Vegas Sands Corp.                                                                  569
    2,000   Sands China Ltd.                                                                        10
    4,817   Tatts Group Ltd.                                                                        16
                                                                                             ---------
                                                                                                   729
                                                                                             ---------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
    8,200   Best Buy Co., Inc.                                                                     182
   23,700   GameStop Corp. "A"(a)                                                                  663
                                                                                             ---------
                                                                                                   845
                                                                                             ---------
            CONSUMER ELECTRONICS (0.0%)
    3,700   Sony Corp.                                                                              64
                                                                                             ---------
            DEPARTMENT STORES (0.3%)
    5,700   Dillard's, Inc. "A"                                                                    448
    7,600   Macy's, Inc.(a)                                                                        318
    3,875   Next plc                                                                               257
                                                                                             ---------
                                                                                                 1,023
                                                                                             ---------
            DISTRIBUTORS (0.0%)
    1,500   Genuine Parts Co.                                                                      117
                                                                                             ---------
            FOOTWEAR (0.1%)
      500   ASICS Corp.                                                                              8
    5,900   NIKE, Inc. "B"                                                                         348
                                                                                             ---------
                                                                                                   356
                                                                                             ---------
            HOME FURNISHINGS (0.1%)
    3,900   Mohawk Industries, Inc.*                                                               441
                                                                                             ---------
            HOME IMPROVEMENT RETAIL (0.4%)
   18,300   Home Depot, Inc.(a)                                                                  1,277
    5,700   Lowe's Companies, Inc.                                                                 216
                                                                                             ---------
                                                                                                 1,493
                                                                                             ---------
            HOMEBUILDING (0.3%)
      510   NVR, Inc.*                                                                             551
   18,100   Pulte Group, Inc.*                                                                     366
    2,000   Sekisui House Ltd.                                                                      27
                                                                                             ---------
                                                                                                   944
                                                                                             ---------
            HOMEFURNISHING RETAIL (0.0%)
    3,800   Aaron's, Inc.                                                                          109
                                                                                             ---------
            HOTELS, RESORTS & CRUISE LINES (0.5%)
    2,957   Accor SA                                                                               103
    1,900   Flight Centre Ltd.                                                                      66

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   19,300   Marriott International, Inc. "A"                                                 $     815
    6,300   Starwood Hotels & Resorts Worldwide, Inc.                                              402
   47,477   TUI Travel plc                                                                         235
    3,600   Wyndham Worldwide Corp.                                                                232
                                                                                             ---------
                                                                                                 1,853
                                                                                             ---------
            HOUSEHOLD APPLIANCES (0.1%)
    4,100   Whirlpool Corp.                                                                        486
                                                                                             ---------
            INTERNET RETAIL (0.4%)
    1,500   Amazon.com, Inc.*                                                                      400
    9,100   Expedia, Inc.                                                                          546
      700   Netflix, Inc.*                                                                         133
      700   Priceline.com, Inc.*                                                                   481
                                                                                             ---------
                                                                                                 1,560
                                                                                             ---------
            LEISURE FACILITIES (0.1%)
    1,200   Oriental Land Co. Ltd.                                                                 196
                                                                                             ---------
            LEISURE PRODUCTS (0.1%)
    3,300   Mattel, Inc.                                                                           145
   13,600   NAMCO BANDAI Holdings, Inc.                                                            240
      300   Shimano, Inc.                                                                           24
      600   Yamaha Corp.                                                                             6
                                                                                             ---------
                                                                                                   415
                                                                                             ---------
            MOVIES & ENTERTAINMENT (0.6%)
    3,400   Madison Square Garden Co. "A"*                                                         196
   22,800   News Corp. "A"(a)                                                                      696
    9,666   Time Warner, Inc.(a)                                                                   557
      400   Toho Co. Ltd.                                                                            8
   14,500   Walt Disney Co.(a)                                                                     824
                                                                                             ---------
                                                                                                 2,281
                                                                                             ---------
            PUBLISHING (0.1%)
     944    Washington Post Co. "B"                                                                422
                                                                                             ---------
            RESTAURANTS (0.2%)
    5,400   McDonald's Corp.(a)                                                                    539
    4,500   Starbucks Corp.                                                                        256
    1,956   Whitbread plc                                                                           76
                                                                                             ---------
                                                                                                   871
                                                                                             ---------
            SPECIALIZED CONSUMER SERVICES (0.2%)
   10,900   H&R Block, Inc.                                                                        321
   14,100   Service Corp. International                                                            236
                                                                                             ---------
                                                                                                   557
                                                                                             ---------
            SPECIALTY STORES (0.0%)
    2,000   PetSmart, Inc.                                                                         124
                                                                                             ---------
            TIRES & RUBBER (0.1%)
    2,300   Bridgestone Corp.                                                                       77
    2,704   Compagnie Generale des Etablissements Michelin                                         226
      700   Sumitomo Rubber Industries Ltd.                                                         12
                                                                                             ---------
                                                                                                   315
                                                                                             ---------
            Total Consumer Discretionary                                                        22,918
                                                                                             ---------
            CONSUMER STAPLES (5.7%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.0%)
  242,000   Golden Agri-Resources Ltd.                                                             113
                                                                                             ---------
            BREWERS (0.1%)
      537   Anheuser-Busch InBev N.V.(a)                                                            53
    1,400   Asahi Group Holdings Ltd.                                                               33

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3  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    1,794   Heineken Holding N.V.                                                            $     115
    1,125   Heineken N.V.                                                                           85
    3,861   SABMiller plc                                                                          203
                                                                                             ---------
                                                                                                   489
                                                                                             ---------
            DISTILLERS & VINTNERS (0.1%)
    8,817   Diageo plc(a)                                                                          278
                                                                                             ---------
            DRUG RETAIL (0.4%)
   18,100   CVS Caremark Corp.(a)                                                                  995
   10,200   Walgreen Co.                                                                           487
                                                                                             ---------
                                                                                                 1,482
                                                                                             ---------
            FOOD RETAIL (0.6%)
    1,775   Casino Guichard-Perrachon S.A.                                                         187
    4,685   Delhaize Group                                                                         256
   51,896   J Sainsbury plc                                                                        298
   13,925   Koninklijke Ahold N.V.(a)                                                              213
    7,600   Kroger Co.                                                                             252
   18,300   Safeway, Inc.                                                                          482
    2,400   Seven & i Holdings Co. Ltd.                                                             79
    2,400   Whole Foods Market, Inc.(a)                                                            208
    3,518   Woolworths Ltd.                                                                        124
                                                                                             ---------
                                                                                                 2,099
                                                                                             ---------
            HOUSEHOLD PRODUCTS (1.1%)
    3,500   Church & Dwight Co., Inc.                                                              226
    5,500   Colgate-Palmolive Co.                                                                  649
    6,300   Kimberly-Clark Corp.                                                                   618
   30,100   Procter & Gamble Co.(a)                                                              2,320
    5,569   Reckitt Benckiser Group plc(a)                                                         399
    2,144   Svenska Cellulosa AB "B"                                                                55
                                                                                             ---------
                                                                                                 4,267
                                                                                             ---------
            HYPERMARKETS & SUPER CENTERS (0.5%)
    2,100   Aeon Co. Ltd.(a)                                                                        27
    8,300   Costco Wholesale Corp.                                                                 881
   12,400   Wal-Mart Stores, Inc.(a)                                                               928
    3,516   Wesfarmers Ltd.(a)                                                                     147
                                                                                             ---------
                                                                                                 1,983
                                                                                             ---------
            PACKAGED FOODS & MEAT (1.0%)
    1,302   Associated British Foods plc                                                            38
    9,100   ConAgra Foods, Inc.                                                                    326
    2,900   Hershey Co.                                                                            254
    4,700   Hillshire Brands Co.                                                                   165
    6,400   Hormel Foods Corp.                                                                     265
    2,200   J.M. Smucker Co.                                                                       218
    5,066   Kraft Foods Group, Inc.                                                                261
   11,460   Nestle S.A.(a)                                                                         829
    6,896   Suedzucker AG                                                                          291
   17,744   Tate & Lyle plc                                                                        229
   20,800   Tyson Foods, Inc. "A"                                                                  516
    6,011   Unilever N.V.(a)                                                                       246
                                                                                             ---------
                                                                                                 3,638
                                                                                             ---------
            PERSONAL PRODUCTS (0.1%)
   27,300   Avon Products, Inc.                                                                    566
                                                                                             ---------
            SOFT DRINKS (0.8%)
   36,900   Coca-Cola Co.(a)                                                                     1,492
   16,900   PepsiCo, Inc.                                                                        1,337
                                                                                             ---------
                                                                                                 2,829
                                                                                             ---------
            TOBACCO (1.0%)
   30,100   Altria Group, Inc.(a)                                                                1,035

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                                                   Portfolio of Investments |  4

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   11,596   British American Tobacco plc(a)                                                  $     621
   12,200   Japan Tobacco, Inc.                                                                    390
   19,500   Philip Morris International, Inc.(a)                                                 1,808
                                                                                             ---------
                                                                                                 3,854
                                                                                             ---------
            Total Consumer Staples                                                              21,598
                                                                                             ---------

            ENERGY (5.4%)
            -------------
            INTEGRATED OIL & GAS (3.0%)
      418   BG Group plc                                                                             7
   99,898   BP plc(a)                                                                              698
   23,200   Chevron Corp.(a)                                                                     2,757
   20,233   ENI S.p.A.(a)                                                                          455
   52,000   Exxon Mobil Corp.(a)                                                                 4,686
    6,300   Murphy Oil Corp.(a)                                                                    401
    7,000   Occidental Petroleum Corp.(a)                                                          549
    5,707   OMV AG                                                                                 243
    1,679   Repsol S.A.                                                                             34
    9,026   Royal Dutch Shell plc "A"(a)                                                           292
   10,106   Royal Dutch Shell plc "B"(a)                                                           335
    3,888   Statoil ASA(a),(b)                                                                      95
   12,934   Total S.A.(a)                                                                          619
                                                                                             ---------
                                                                                                11,171
                                                                                             ---------
            OIL & GAS DRILLING (0.2%)
    6,300   Helmerich & Payne, Inc.                                                                382
   10,500   Patterson-UTI Energy, Inc.                                                             250
    5,127   Seadrill Ltd.(b)                                                                       187
    1,367   Transocean Ltd.*                                                                        71
                                                                                             ---------
                                                                                                   890
                                                                                             ---------
            OIL & GAS EQUIPMENT & SERVICES (0.4%)
   35,700   RPC, Inc.                                                                              542
   10,900   Schlumberger Ltd.                                                                      816
                                                                                             ---------
                                                                                                 1,358
                                                                                             ---------
            OIL & GAS EXPLORATION & PRODUCTION (0.6%)
      400   Cabot Oil & Gas Corp.                                                                   27
   18,400   ConocoPhillips(a)                                                                    1,106
    1,500   EOG Resources, Inc.(a)                                                                 192
        8   INPEX Corp.                                                                             43
   20,600   Marathon Oil Corp.                                                                     695
    5,400   Whiting Petroleum Corp.*                                                               274
                                                                                             ---------
                                                                                                 2,337
                                                                                             ---------
            OIL & GAS REFINING & MARKETING (1.2%)
   14,400   HollyFrontier Corp.                                                                    741
      100   Idemitsu Kosan Co. Ltd.                                                                  9
    7,900   JX Holdings, Inc.                                                                       44
   12,200   Marathon Petroleum Corp.                                                             1,093
   10,800   Phillips 66                                                                            756
   18,600   Tesoro Corp.                                                                         1,089
   22,300   Valero Energy Corp.(a)                                                               1,014
                                                                                             ---------
                                                                                                 4,746
                                                                                             ---------
            Total Energy                                                                        20,502
                                                                                             ---------
            FINANCIALS (9.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.8%)
   23,555   3i Group plc                                                                          113
   46,728   Aberdeen Asset Management plc                                                         305
   15,500   American Capital Ltd.*                                                                226
    1,400   BlackRock, Inc.                                                                       360
    8,700   Eaton Vance Corp.                                                                     364

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5  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    1,800   Franklin Resources, Inc.                                                         $     271
      367   Hargreaves Lansdown plc                                                                  5
       66   Partners Group Holding AG                                                               16
      431   Schroders plc                                                                           14
    7,400   SEI Investments Co.                                                                    213
    7,900   State Street Corp.(a)                                                                  467
    8,200   T. Rowe Price Group, Inc.                                                              614
                                                                                             ---------
                                                                                                 2,968
                                                                                             ---------
            CONSUMER FINANCE (0.4%)
   10,300   American Express Co.                                                                   695
   14,900   Discover Financial Services(a)                                                         668
                                                                                             ---------
                                                                                                 1,363
                                                                                             ---------
            DIVERSIFIED BANKS (1.8%)
   76,000   Aozora Bank Ltd.                                                                       214
    5,492   Australia and New Zealand Banking Group Ltd.(a)                                        163
   38,136   Banco Santander S.A.(a)                                                                256
    3,714   Bank Hapoalim B.M.*                                                                     17
    6,800   Bank of East Asia Ltd.                                                                  27
   13,000   BOC Hong Kong Holdings Ltd.                                                             43
    9,245   Commonwealth Bank of Australia(a)                                                      655
    3,410   DNB NOR ASA(b)                                                                          50
   50,581   HSBC Holdings plc(a)                                                                   540
   78,981   Intesa Sanpaolo                                                                        100
   43,000   Mitsubishi UFJ Financial Group, Inc.(a)                                                258
  186,700   Mizuho Financial Group, Inc.(a)                                                        399
    4,600   National Australia Bank Ltd.(a)                                                        148
    9,668   Nordea Bank AB                                                                         109
   12,000   Oversea-Chinese Banking Corp. Ltd.                                                     103
   25,280   Skandinaviska Enskilda Banken "A"                                                      254
   16,138   Standard Chartered plc                                                                 418
    8,400   Sumitomo Mitsui Financial Group, Inc.(a)                                               343
   12,000   Sumitomo Mitsui Trust Holdings, Inc.                                                    57
      894   Svenska Handelsbanken AB "A"                                                            38
   15,589   Swedbank AB "A"(a)                                                                     354
   15,500   U.S. Bancorp                                                                           526
    2,000   United Overseas Bank Ltd.                                                               33
   31,100   Wells Fargo & Co.(a)                                                                 1,150
   18,526   Westpac Banking Corp.(a)                                                               593
                                                                                             ---------
                                                                                                 6,848
                                                                                             ---------
            DIVERSIFIED CAPITAL MARKETS (0.0%)
    1,738   Deutsche Bank AG(a)                                                                     68
                                                                                             ---------
            DIVERSIFIED REAL ESTATE ACTIVITIES (0.3%)
   65,000   Hang Lung Properties Ltd.                                                              243
   21,487   Lend Lease Group                                                                       228
    3,800   St. Joe Co.*                                                                            81
    6,000   Sun Hung Kai Properties Ltd.                                                            81
   39,000   Wharf Holdings Ltd.                                                                    348
   41,000   Wheelock & Co. Ltd.                                                                    220
                                                                                             ---------
                                                                                                 1,201
                                                                                             ---------
            INVESTMENT BANKING & BROKERAGE (0.3%)
    3,700   Goldman Sachs Group, Inc.                                                              545
    5,900   Lazard Ltd. "A"                                                                        201
   19,000   Morgan Stanley                                                                         418
                                                                                             ---------
                                                                                                 1,164
                                                                                             ---------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            LIFE & HEALTH INSURANCE (0.2%)
   40,773   AEGON N.V.                                                                       $     245
    4,600   AFLAC, Inc.                                                                            239
    1,600   AIA Group Ltd.                                                                           7
   22,424   Legal & General Group plc(a)                                                            59
   21,259   Standard Life plc                                                                      118
                                                                                             ---------
                                                                                                   668
                                                                                             ---------
            MULTI-LINE INSURANCE (0.3%)
    7,047   Ageas                                                                                  238
    1,820   Allianz SE                                                                             247
   15,443   AXA S.A.(a)                                                                            266
   13,917   Gjensidige Forsikring ASA(b)                                                           230
    4,373   Sampo OYJ "A"                                                                          168
                                                                                             ---------
                                                                                                 1,149
                                                                                             ---------
            MULTI-SECTOR HOLDINGS (0.1%)
   12,285   Industrivarden AB "C"                                                                  224
    9,048   Investor AB "B"                                                                        261
      720   Kinnevik Investment AB "B"                                                              17
                                                                                             ---------
                                                                                                   502
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
  119,400   Bank of America Corp.(a)                                                             1,454
   27,910   Citigroup, Inc.(a)                                                                   1,235
   40,800   JPMorgan Chase & Co.(a)                                                              1,937
    3,700   ORIX Corp.*                                                                             47
                                                                                             ---------
                                                                                                 4,673
                                                                                             ---------
            PROPERTY & CASUALTY INSURANCE (1.9%)
   13,000   Allstate Corp.                                                                         638
   20,100   Berkshire Hathaway, Inc. "B"(a)*                                                     2,094
    7,400   Chubb Corp.                                                                            648
   16,400   Cincinnati Financial Corp.(a)                                                          774
   18,000   Fidelity National Financial, Inc. "A"(a)                                               454
   16,835   Insurance Australia Group Ltd.                                                         100
   33,600   MBIA, Inc.*                                                                            345
   27,400   Progressive Corp.                                                                      692
   10,500   Travelers Companies, Inc.                                                              884
    1,109   Trygvesta A/S(b)                                                                        90
    5,500   W.R. Berkley Corp.                                                                     244
                                                                                             ---------
                                                                                                 6,963
                                                                                             ---------
            REAL ESTATE DEVELOPMENT (0.0%)
   65,000   Sino Land Co.                                                                          110
                                                                                             ---------
            REAL ESTATE OPERATING COMPANIES (0.1%)
   34,000   Hysan Development Co. Ltd.                                                             172
                                                                                             ---------
            REAL ESTATE SERVICES (0.1%)
   16,700   CBRE Group, Inc. "A"*                                                                  422
                                                                                             ---------
            REGIONAL BANKS (0.7%)
    4,000   Bank of Yokohama Ltd.                                                                   23
   15,000   BankUnited, Inc.                                                                       384
      410   Banque Cantonale Vaudois                                                               229
    3,000   Chiba Bank Ltd.                                                                         22
    5,900   East West Bancorp, Inc.                                                                151
      700   First Citizens BancShares, Inc. "A"                                                    128
    1,000   Iyo Bank Ltd.                                                                            9
    2,000   Joyo Bank Ltd.                                                                          11
   29,300   KeyCorp(a)                                                                             292
   14,900   Popular, Inc.*                                                                         411
   11,900   Regions Financial Corp.                                                                 98
    6,400   Resona Holdings, Inc.(a)                                                                34
    9,000   SunTrust Banks, Inc.                                                                   259

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7  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   15,200   Zions Bancorp                                                                    $     380
                                                                                             ---------
                                                                                                 2,431
                                                                                             ---------
            REINSURANCE (0.4%)
    1,400   Everest Re Group Ltd.                                                                  182
      433   Hannover Rueckversicherung AG(a)                                                        34
    1,878   Muenchener Rueckversicherungs-Gesellschaft AG                                          351
    5,100   Reinsurance Group of America, Inc.                                                     304
    3,500   RenaissanceRe Holdings Ltd.                                                            322
    4,997   Swiss Re Ltd.                                                                          407
                                                                                             ---------
                                                                                                 1,600
                                                                                             ---------
            REITs - DIVERSIFIED (0.0%)
   37,000   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                  --
    3,123   British Land Co. plc                                                                    26
   16,009   Dexus Property Group                                                                    17
       80   Gecina S.A.                                                                              9
       86   ICADE                                                                                    8
                                                                                             ---------
                                                                                                    60
                                                                                             ---------
            REITs - INDUSTRIAL (0.1%)
   81,000   Ascendas REIT                                                                          170
                                                                                             ---------
            REITS - RESIDENTIAL (0.1%)
    2,000   Equity Residential Properties Trust                                                    110
    8,000   Post Properties, Inc.                                                                  377
                                                                                             ---------
                                                                                                   487
                                                                                             ---------
            REITs - RETAIL (0.3%)
    7,200   CBL & Associates Properties, Inc.                                                      170
    8,003   CFS Retail Property Trust                                                               17
   47,000   Link REIT                                                                              257
    3,200   Simon Property Group, Inc.(a)                                                          507
    6,600   Weingarten Realty Investors                                                            208
   32,401   Westfield Retail Trust                                                                 102
                                                                                             ---------
                                                                                                 1,261
                                                                                             ---------
            REITs - SPECIALIZED (0.7%)
    4,100   American Tower Corp.                                                                   315
    6,100   Corrections Corp. of America                                                           239
    3,400   Extra Space Storage, Inc.                                                              133
    3,000   HCP, Inc.                                                                              150
   10,900   Host Hotels & Resorts, Inc.                                                            191
    3,100   Public Storage                                                                         472
   33,900   Weyerhaeuser Co.                                                                     1,064
                                                                                             ---------
                                                                                                 2,564
                                                                                             ---------
            SPECIALIZED FINANCE (0.1%)
    3,100   McGraw-Hill Companies, Inc.                                                            161
    2,200   Mitsubishi UFJ Lease & Finance Co. Ltd.                                                 11
    4,400   Moody's Corp.                                                                          235
                                                                                             ---------
                                                                                                   407
                                                                                             ---------
            Total Financials                                                                    37,251
                                                                                             ---------
            HEALTH CARE (6.7%)
            ------------------
            BIOTECHNOLOGY (0.8%)
      503   Actelion Ltd.                                                                           27
    2,700   Alexion Pharmaceuticals, Inc.*(a)                                                      249
    6,300   Amgen, Inc.(a)                                                                         646
    3,300   Biogen Idec, Inc.*                                                                     637
    7,400   Celgene Corp.*                                                                         858
    3,933   CSL Ltd.                                                                               242
    6,100   Gilead Sciences, Inc.*                                                                 298

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    4,600   United Therapeutics Corp.*                                                       $     280
                                                                                             ---------
                                                                                                 3,237
                                                                                             ---------
            HEALTH CARE DISTRIBUTORS (0.1%)
    3,700   Cardinal Health, Inc.                                                                  154
    2,600   McKesson Corp.(a)                                                                      281
      500   Medipal Holdings Corp.                                                                   7
                                                                                             ---------
                                                                                                   442
                                                                                             ---------
            HEALTH CARE EQUIPMENT (0.6%)
   21,100   Abbott Laboratories(a)                                                                 745
    2,900   Baxter International, Inc.                                                             211
    7,000   CareFusion Corp.*                                                                      245
    7,800   Medtronic, Inc.                                                                        366
    2,200   Sirona Dental Systems, Inc.*                                                           162
    3,321   Smith & Nephew plc                                                                      38
      900   Teleflex, Inc.                                                                          76
    4,700   Zimmer Holdings, Inc.                                                                  354
                                                                                             ---------
                                                                                                 2,197
                                                                                             ---------
            HEALTH CARE SERVICES (0.1%)
    2,300   Catamaran Corp.*                                                                       122
    2,500   Express Scripts Holding Co.*                                                           144
      292   Fresenius SE & Co.                                                                      36
      200   Miraca Holdings, Inc.                                                                   10
                                                                                             ---------
                                                                                                   312
                                                                                             ---------
            HEALTH CARE SUPPLIES (0.0%)
    1,385   Coloplast A/S "B"(b)                                                                    74
                                                                                             ---------
            HEALTH CARE TECHNOLOGY (0.1%)
    2,600   Cerner Corp.*                                                                          246
                                                                                             ---------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    5,500   Covance, Inc.*                                                                         409
      259   Lonza Group AG                                                                          17
      600   Mettler Toledo International, Inc.*                                                    128
    5,700   Qiagen N.V.*                                                                           120
    6,600   Thermo Fisher Scientific, Inc.                                                         505
                                                                                             ---------
                                                                                                 1,179
                                                                                             ---------
            MANAGED HEALTH CARE (1.0%)
    6,400   Aetna, Inc.(a)                                                                         327
   16,100   CIGNA Corp.                                                                          1,004
    2,700   Humana, Inc.                                                                           187
   16,800   UnitedHealth Group, Inc.(a)                                                            961
   17,800   WellPoint, Inc.                                                                      1,179
                                                                                             ---------
                                                                                                 3,658
                                                                                             ---------
            PHARMACEUTICALS (3.7%)
   11,900   AbbVie, Inc.                                                                           485
    3,100   Actavis, Inc.*                                                                         286
    4,300   Allergan, Inc.                                                                         480
    9,561   AstraZeneca plc(a)                                                                     479
    4,167   Bayer AG(a)                                                                            430
   16,700   Bristol-Myers Squibb Co.(a)                                                            688
   21,900   Eli Lilly and Co.(a)                                                                 1,244
   16,798   GlaxoSmithKline plc(a)                                                                 393
   30,200   Johnson & Johnson(a)                                                                 2,462
    1,000   Kyowa Hakko Kirin Co. Ltd.                                                              11
   35,500   Merck & Co., Inc.(a)                                                                 1,570
      800   Mitsubishi Tanabe Pharma Corp.                                                          12
    8,000   Mylan, Inc.*                                                                           232
    6,261   Novartis AG(a)                                                                         445
      839   Novo Nordisk A/S "B"(a),(b)                                                            137
    9,575   Orion Oyj "B"                                                                          252

================================================================================

9  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    1,400   Otsuka Holdings Co. Ltd.                                                         $      49
    2,100   Perrigo Co.                                                                            249
   76,200   Pfizer, Inc.(a)                                                                      2,199
    3,599   Roche Holding AG(a)                                                                    838
    7,079   Sanofi S.A.(a)                                                                         719
    1,100   Shionogi & Co. Ltd.                                                                     22
    4,911   Teva Pharmaceutical Industries Ltd.(a)                                                 193
      200   Tsumura & Co.                                                                            7
                                                                                             ---------
                                                                                                13,882
                                                                                             ---------
            Total Health Care                                                                   25,227
                                                                                             ---------
            INDUSTRIALS (5.1%)
            ------------------
            AEROSPACE & DEFENSE (1.5%)
    3,200   Alliant Techsystems, Inc.                                                              232
   19,915   BAE Systems plc                                                                        119
    9,200   Boeing Co.                                                                             790
    7,644   European Aeronautic Defense and Space Co. N.V.(a)                                      389
   30,700   Exelis, Inc.                                                                           334
    2,400   General Dynamics Corp.                                                                 169
    7,500   Honeywell International, Inc.(a)                                                       565
   11,200   Huntington Ingalls Industries, Inc.                                                    597
    6,100   Lockheed Martin Corp.                                                                  589
    7,100   Northrop Grumman Corp.(a)                                                              498
    1,800   Precision Castparts Corp.                                                              341
    6,700   Raytheon Co.                                                                           394
   22,000   Singapore Technologies Engineering Ltd.                                                 77
    7,300   Textron, Inc.                                                                          218
      317   Thales S.A.                                                                             13
    1,500   Triumph Group, Inc.                                                                    118
    1,700   United Technologies Corp.                                                              159
                                                                                             ---------
                                                                                                 5,602
                                                                                             ---------
            AIR FREIGHT & LOGISTICS (0.2%)
   11,260   Deutsche Post AG                                                                       260
    6,800   United Parcel Service, Inc. "B"(a)                                                     584
                                                                                             ---------
                                                                                                   844
                                                                                             ---------
            AIRLINES (0.1%)
    4,000   All Nippon Airways Co. Ltd.                                                              8
      200   Japan Airlines Co. Ltd.                                                                  9
    5,750   Ryanair Holdings plc ADR                                                               240
    7,900   Southwest Airlines Co.                                                                 107
                                                                                             ---------
                                                                                                   364
                                                                                             ---------
            BUILDING PRODUCTS (0.3%)
      817   Geberit AG                                                                             201
    4,200   Lennox International, Inc.                                                             266
   30,800   Masco Corp.                                                                            624
    1,000   Toto Ltd.                                                                                9
                                                                                             ---------
                                                                                                 1,100
                                                                                             ---------
            COMMERCIAL PRINTING (0.0%)
    2,000   Dai Nippon Printing Co. Ltd.                                                            19
    6,000   Toppan Printing Co. Ltd.                                                                43
                                                                                             ---------
                                                                                                    62
                                                                                             ---------
            CONSTRUCTION & ENGINEERING (0.4%)
    4,200   AECOM Technology Corp.*                                                                138
    4,900   Chicago Bridge & Iron Co. N.V.                                                         304
    1,000   Chiyoda Corp.                                                                           11
   14,884   Ferrovial S.A.                                                                         236
    6,600   Jacobs Engineering Group, Inc.*                                                        371
    1,000   JGC Corp.                                                                               26
      264   Koninklijke Boskalis Westminster N.V.                                                   11

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    4,000   Taisei Corp.                                                                     $      11
    6,045   Vinci S.A.                                                                             272
                                                                                             ---------
                                                                                                 1,380
                                                                                             ---------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.4%)
   26,328   Fiat Industrial S.p.A.                                                                 296
   29,000   Hino Motors Ltd.                                                                       313
    4,000   Kubota Corp.                                                                            57
    9,200   Oshkosh Corp.*(a)                                                                      391
   11,300   Terex Corp.*                                                                           389
    3,600   Toro Co.                                                                               166
                                                                                             ---------
                                                                                                 1,612
                                                                                             ---------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
    3,100   Emerson Electric Co.                                                                   173
    4,000   Fuji Electric Co. Ltd.                                                                  12
      424   Schneider Electric S.A.(a)                                                              31
    2,700   Sumitomo Electric Industries Ltd.                                                       33
                                                                                             ---------
                                                                                                   249
                                                                                             ---------
            ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
      300   Park24 Co. Ltd.                                                                          6
                                                                                             ---------
            HEAVY ELECTRICAL EQUIPMENT (0.0%)
    1,464   ABB Ltd.                                                                                33
      799   Alstom S.A.                                                                             33
                                                                                             ---------
                                                                                                    66
                                                                                             ---------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
    1,128   Adecco S.A.                                                                             62
    2,484   Capita plc                                                                              34
                                                                                             ---------
                                                                                                    96
                                                                                             ---------
            INDUSTRIAL CONGLOMERATES (0.9%)
    2,900   3M Co.                                                                                 308
    5,900   Danaher Corp.                                                                          367
   91,200   General Electric Co.(a)                                                              2,109
   27,000   Hopewell Holdings Ltd.                                                                 109
    7,000   Hutchison Whampoa Ltd.                                                                  73
   10,932   Koninklijke Philips Electronics N.V.                                                   324
    2,297   Siemens AG(a)                                                                          247
                                                                                             ---------
                                                                                                 3,537
                                                                                             ---------
            INDUSTRIAL MACHINERY (0.2%)
      607   GEA Group AG                                                                            20
   18,800   ITT Corp.                                                                              534
    5,000   Kawasaki Heavy Industries Ltd.                                                          16
    1,524   Kone Oyj "B"                                                                           120
      400   Makita Corp.                                                                            18
   12,000   Mitsubishi Heavy Industries Ltd.                                                        69
                                                                                             ---------
                                                                                                   777
                                                                                             ---------
            MARINE (0.1%)
    7,900   Matson, Inc.                                                                           194
                                                                                             ---------
            OFFICE SERVICES & SUPPLIES (0.2%)
   18,100   Avery Dennison Corp.                                                                   779
    2,800   Pitney Bowes, Inc.                                                                      42
                                                                                             ---------
                                                                                                   821
                                                                                             ---------
            RAILROADS (0.4%)
    3,000   Central Japan Railway Co.                                                              316
    2,300   East Japan Railway Co.                                                                 189
    5,000   MTR Corp. Ltd.                                                                          20
    2,000   Odakyu Electric Railway Co. Ltd.                                                        25
    4,000   Tokyu Corp.                                                                             29

================================================================================

11  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
    4,300   Union Pacific Corp.(a)                                                           $     612
    2,200   West Japan Railway Co.                                                                 106
                                                                                             ---------
                                                                                                 1,297
                                                                                             ---------
            RESEARCH & CONSULTING SERVICES (0.0%)
     247    Intertek Group plc                                                                      13
                                                                                             ---------
            SECURITY & ALARM SERVICES (0.1%)
    3,050   ADT Corp.                                                                              149
      800   Secom Co. Ltd.                                                                          41
                                                                                             ---------
                                                                                                   190
                                                                                             ---------
            TRADING COMPANIES & DISTRIBUTORS (0.2%)
    1,194   Bunzl plc                                                                               24
   22,700   ITOCHU Corp.                                                                           277
    6,000   Marubeni Corp.(a)                                                                       46
    5,000   Mitsui & Co. Ltd.(a)                                                                    70
    4,700   Sojitz Corp.                                                                             7
    4,000   Sumitomo Corp.(a)                                                                       50
   10,100   Toyota Tsusho Corp.                                                                    257
                                                                                             ---------
                                                                                                   731
                                                                                             ---------
            TRUCKING (0.0%)
   45,000   ComfortDelGro Corp. Ltd.                                                                69
                                                                                             ---------
            Total Industrials                                                                   19,010
                                                                                             ---------
            INFORMATION TECHNOLOGY (8.3%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
   21,100   Cadence Design Systems, Inc.*                                                          294
      206   Nice Systems Ltd.*                                                                       8
      731   SAP AG(a)                                                                               58
    6,600   Solarwinds, Inc.*                                                                      390
    6,500   Synopsys, Inc.*                                                                        233
                                                                                             ---------
                                                                                                   983
                                                                                             ---------
            COMMUNICATIONS EQUIPMENT (1.0%)
   45,200   Brocade Communications Systems, Inc.*                                                  261
   71,500   Cisco Systems, Inc.(a)                                                               1,495
    7,400   Harris Corp.                                                                           343
    2,800   Motorola Solutions, Inc.                                                               179
   22,500   QUALCOMM, Inc.(a)                                                                    1,506
                                                                                             ---------
                                                                                                 3,784
                                                                                             ---------
            COMPUTER HARDWARE (1.3%)
    8,100   Apple, Inc.(a)                                                                       3,585
   42,800   Hewlett-Packard Co.                                                                  1,020
   98,000   NEC Corp.                                                                              260
    7,000   Toshiba Corp.                                                                           36
                                                                                             ---------
                                                                                                 4,901
                                                                                             ---------
            COMPUTER STORAGE & PERIPHERALS (0.4%)
   16,800   EMC Corp.*(a)                                                                          401
   15,500   Lexmark International, Inc. "A"                                                        409
   12,600   Western Digital Corp.                                                                  634
                                                                                             ---------
                                                                                                 1,444
                                                                                             ---------
            DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
   26,500   Computer Sciences Corp.                                                              1,305
   31,700   CoreLogic, Inc.*                                                                       820
    6,100   Jack Henry & Associates, Inc.                                                          282
      900   MasterCard, Inc. "A"(a)                                                                487
    5,000   Visa, Inc. "A"(a)                                                                      849
                                                                                             ---------
                                                                                                 3,743
                                                                                             ---------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            ELECTRONIC COMPONENTS (0.2%)
   23,600   AVX Corp.                                                                        $     281
      100   Hirose Electric Co. Ltd.                                                                13
      400   Ibiden Co. Ltd.                                                                          6
      400   Kyocera Corp.                                                                           37
      700   Murata Manufacturing Co. Ltd.                                                           53
   18,400   Vishay Intertechnology, Inc.*                                                          250
                                                                                             ---------
                                                                                                   640
                                                                                             ---------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   11,900   FUJIFILM Holdings Corp.                                                                234
   15,000   Hitachi Ltd.(a)                                                                         87
      500   Keyence Corp.                                                                          153
      700   Yokogawa Electric Corp.                                                                  7
                                                                                             ---------
                                                                                                   481
                                                                                             ---------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   26,300   Activision Blizzard, Inc.                                                              383
                                                                                             ---------
            INTERNET SOFTWARE & SERVICES (0.8%)
   12,000   AOL, Inc.                                                                              462
      400   DeNA Co. Ltd.                                                                           11
   16,600   eBay, Inc.*(a)                                                                         900
    2,100   Google, Inc. "A"*(a)                                                                 1,668
      297   Yahoo Japan Corp.                                                                      136
                                                                                             ---------
                                                                                                 3,177
                                                                                             ---------
            IT CONSULTING & OTHER SERVICES (1.0%)
    5,000   Accenture plc "A"                                                                      380
      191   Atos Origin S.A.                                                                        13
   20,900   Booz Allen Hamilton Holding                                                            281
    3,483   Cap Gemini                                                                             159
   11,800   International Business Machines Corp.(a)                                             2,517
      100   ITOCHU Techno - Solutions Corp.                                                          5
      400   Nomura Research, Inc.                                                                   10
      200   Otsuka Corp.                                                                            22
   13,300   SAIC, Inc.                                                                             180
                                                                                             ---------
                                                                                                 3,567
                                                                                             ---------
            OFFICE ELECTRONICS (0.1%)
      900   Brother Industries Ltd.                                                                  9
    3,900   Canon, Inc.                                                                            143
    2,000   Konica Minolta, Inc.                                                                    15
   22,000   Ricoh Co. Ltd.                                                                         238
   14,800   Xerox Corp.                                                                            127
                                                                                             ---------
                                                                                                   532
                                                                                             ---------
            SEMICONDUCTOR EQUIPMENT (0.2%)
   20,000   Applied Materials, Inc.                                                                269
   11,600   KLA-Tencor Corp.                                                                       612
      400   Sumco Corp.                                                                              4
                                                                                             ---------
                                                                                                   885
                                                                                             ---------
            SEMICONDUCTORS (0.4%)
    2,300   Analog Devices, Inc.                                                                   107
    8,044   ARM Holdings plc                                                                       113
    3,300   Cree, Inc.*                                                                            180
   49,000   Intel Corp.(a)                                                                       1,071
      143   Mellanox Technologies Ltd.*                                                              8
                                                                                             ---------
                                                                                                 1,479
                                                                                             ---------
            SYSTEMS SOFTWARE (1.3%)
   16,300   CA, Inc.                                                                               410
   86,500   Microsoft Corp.(a)                                                                   2,475
   36,900   Oracle Corp.(a)                                                                      1,194

================================================================================

13  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   25,700   Symantec Corp.*                                                                  $     634
                                                                                             ---------
                                                                                                 4,713
                                                                                             ---------
            TECHNOLOGY DISTRIBUTORS (0.1%)
   10,600   Avnet, Inc.*(a)                                                                        384
                                                                                             ---------
            Total Information Technology                                                        31,096
                                                                                             ---------
            MATERIALS (2.4%)
            ----------------
            COMMODITY CHEMICALS (0.4%)
    5,000   Asahi Kasei Corp.                                                                       34
    1,000   Kaneka Corp.                                                                             6
    1,300   Kuraray Co.                                                                             18
    9,300   LyondellBasell Industries N.V. "A"(d)                                                  589
    7,000   Westlake Chemical Corp.                                                                654
                                                                                             ---------
                                                                                                 1,301
                                                                                             ---------
            CONSTRUCTION MATERIALS (0.0%)
    1,906   Imerys S.A.                                                                            124
    4,000   Taiheiyo Cement Corp.                                                                   10
                                                                                             ---------
                                                                                                   134
                                                                                             ---------
            DIVERSIFIED CHEMICALS (0.2%)
    6,125   BASF SE(a)                                                                             536
    1,000   Mitsubishi Gas Chemical Co., Inc.                                                        7
    1,800   PPG Industries, Inc.                                                                   241
    4,000   Showa Denko K.K.                                                                         6
                                                                                             ---------
                                                                                                   790
                                                                                             ---------
            DIVERSIFIED METALS & MINING (0.5%)
    1,548   Anglo American Capital plc(a)                                                           40
   12,573   BHP Billiton Ltd.(a)                                                                   429
    7,900   BHP Billiton plc(a)                                                                    230
    1,007   Boliden AB                                                                              16
   55,594   Eurasian Natural Resources Corp. plc                                                   208
   25,647   Kazakhmys plc                                                                          153
    3,995   Rio Tinto Ltd.(a)                                                                      238
    5,780   Rio Tinto plc(a)                                                                       271
    5,000   Sumitomo Metal Mining Co. Ltd.                                                          70
   10,879   Xstrata plc                                                                            176
                                                                                             ---------
                                                                                                 1,831
                                                                                             ---------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
    1,600   CF Industries Holdings, Inc.(a)                                                        305
    8,700   Monsanto Co.(a)                                                                        919
      328   Syngenta AG                                                                            137
    5,612   Yara International ASA(b)                                                              255
                                                                                             ---------
                                                                                                 1,616
                                                                                             ---------
            INDUSTRIAL GASES (0.0%)
    1,000   Air Water, Inc.                                                                         14
                                                                                             ---------
            METAL & GLASS CONTAINERS (0.0%)
    2,897   Rexam plc                                                                               23
                                                                                             ---------
            PAPER PACKAGING (0.3%)
   15,700   Bemis Co., Inc.                                                                        634
    7,300   Packaging Corp. of America                                                             327
    2,800   Rock-Tenn Co. "A"                                                                      260
                                                                                             ---------
                                                                                                 1,221
                                                                                             ---------
            PAPER PRODUCTS (0.2%)
   10,700   International Paper Co.                                                                498
   29,676   Stora Enso Oyj "R"                                                                     192
                                                                                             ---------
                                                                                                   690
                                                                                             ---------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            SPECIALTY CHEMICALS (0.3%)
    1,000   Daicel Corp.                                                                     $       8
      143   EMS-Chemie Holding AG                                                                   43
        4   Givaudan S.A.                                                                            5
      700   JSR Corp.                                                                               14
    1,000   Kansai Paint Co. Ltd.                                                                   11
    3,047   Koninklijke DSM N.V.                                                                   177
      600   Nitto Denko Corp.                                                                       36
    5,100   RPM International, Inc.                                                                161
    3,900   Sherwin-Williams Co.                                                                   659
        8   Sika AG                                                                                 19
    1,800   Valspar Corp.                                                                          112
                                                                                             ---------
                                                                                                 1,245
                                                                                             ---------
            STEEL (0.1%)
    1,111   Evraz plc                                                                                4
   60,874   Fortescue Metals Group Ltd.                                                            250
    1,900   JFE Holdings, Inc.                                                                      36
      135   Salzgitter AG                                                                            5
                                                                                             ---------
                                                                                                   295
                                                                                             ---------
            Total Materials                                                                      9,160
                                                                                             ---------
            TELECOMMUNICATION SERVICES (1.5%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
   52,200   AT&T, Inc.(a)                                                                        1,915
   83,333   BT Group plc(a)                                                                        352
   24,932   Deutsche Telekom AG                                                                    264
    6,800   Nippon Telegraph & Telephone Corp.(a)                                                  296
  131,660   Telecom Italia S.p.A.                                                                   81
      556   Telefonica S.A.                                                                          8
   28,934   Telstra Corp. Ltd.                                                                     136
   28,900   Verizon Communications, Inc.(a)                                                      1,420
    3,473   Vivendi S.A.                                                                            72
                                                                                             ---------
                                                                                                 4,544
                                                                                             ---------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    9,000   KDDI Corp.                                                                             375
      225   Millicom International Cellular S.A. Swedish Depository Receipts                        18
    4,100   SoftBank Corp.(a)                                                                      188
   12,201   Telephone & Data Systems, Inc.                                                         257
  102,861   Vodafone Group plc(a)                                                                  292
                                                                                             ---------
                                                                                                 1,130
                                                                                             ---------
            Total Telecommunication Services                                                     5,674
                                                                                             ---------
            UTILITIES (1.5%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    5,200   American Electric Power Co., Inc.                                                      253
    2,000   Cheung Kong Infrastructure Holdings Ltd.                                                14
    2,500   Duke Energy Corp.                                                                      182
    4,700   Edison International                                                                   237
   44,335   EDP-Energias de Portugal S.A.(a)                                                       137
   52,529   Enel S.p.A.(a)                                                                         171
    6,400   Great Plains Energy, Inc.                                                              148
    3,700   Hawaiian Electric Industries, Inc.                                                     103
   14,675   Iberdrola S.A.(a)                                                                       68
    7,400   Pinnacle West Capital Corp.                                                            428
    2,169   Red Electrica de Espana S.A.                                                           109
    5,800   Southern Co.                                                                           272

================================================================================

15  | USAA Global Opportunities Fund

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
   38,838   SP AusNet                                                                        $      48
                                                                                             ---------
                                                                                                 2,170
                                                                                             ---------
            GAS UTILITIES (0.1%)
   10,297   Enagas S.A.                                                                            240
    5,661   Gas Natural SDG S.A.                                                                   100
                                                                                             ---------
                                                                                                   340
                                                                                             ---------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   20,700   AES Corp.                                                                              260
   17,100   NRG Energy, Inc.                                                                       453
                                                                                             ---------
                                                                                                   713
                                                                                             ---------
            MULTI-UTILITIES (0.6%)
   23,800   Ameren Corp.(a)                                                                        834
    5,100   Consolidated Edison, Inc.(a)                                                           311
    6,854   E.ON SE                                                                                120
   15,437   Gaz de France S.A.(a)                                                                  297
   36,380   National Grid plc                                                                      423
   10,400   Vectren Corp.                                                                          368
                                                                                             ---------
                                                                                                 2,353
                                                                                             ---------
            WATER UTILITIES (0.0%)
    3,600   American Water Works Co., Inc.                                                         149
                                                                                             ---------
            Total Utilities                                                                      5,725
                                                                                             ---------
            Total Common Stocks (cost: $163,408)                                               198,161
                                                                                             ---------

            PREFERRED STOCKS (0.3%)

            CONSUMER DISCRETIONARY (0.1%)
            -----------------------------
            AUTOMOBILE MANUFACTURERS (0.1%)
    1,143   Volkswagen AG(a)                                                                       227
                                                                                             ---------
            ENERGY (0.2%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.2%)
    1,000   Chesapeake Energy Corp., 5.75%, perpetual(e)                                         1,021
                                                                                             ---------
            Total Preferred Stocks (cost: $1,095)                                                1,248
                                                                                             ---------
            EQUITY EXCHANGE-TRADED FUNDS (37.3%)
  300,000   iShares FTSE China 25 Index Fund(a)                                                 11,070
   85,000   iShares MSCI Brazil Capped Index Fund(a)                                             4,631
  403,480   iShares MSCI EAFE Index Fund(a)                                                     23,797
  405,000   iShares MSCI EMU Index Fund(a)                                                      13,223
1,300,000   iShares MSCI Germany Index Fund(a)                                                  31,811
  100,000   iShares MSCI Indonesia Investable Market Index Fund                                  3,484
1,700,000   iShares MSCI Italy Capped Index Fund(a)                                             20,060
   70,000   iShares MSCI Russia Capped Index Fund                                                1,539
   80,000   iShares MSCI Spain Capped Index Fund(a)                                              2,264
   56,000   iShares MSCI Turkey Investable Market Index Fund(a)                                  3,987

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                MARKET
NUMBER                                                                                           VALUE
OF SHARES   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
  475,000   Vanguard MSCI Emerging Markets ETF(a)                                            $  20,373
  100,000   WisdomTree Japan Hedged Equity Index Fund                                            4,318
                                                                                             ---------
            Total Equity Exchange-Traded Funds (cost: $127,849)                                140,557
                                                                                             ---------
            Total Equity Securities (cost: $292,352)                                           339,966
                                                                                             ---------

PRINCIPAL
AMOUNT                                                      COUPON
(000)                                                         RATE        MATURITY
------------------------------------------------------------------------------------------------------
            BONDS (5.9%)

            CORPORATE OBLIGATIONS (3.1%)

            ENERGY (0.5%)
            -------------
            OIL & GAS EXPLORATION & PRODUCTION (0.5%)
$   2,000   Quicksilver Resources, Inc.                      11.75%       1/01/2016              2,050
                                                                                             ---------
            FINANCIALS (1.7%)
            -----------------
            LIFE & HEALTH INSURANCE (0.3%)
    1,000   StanCorp Financial Group, Inc. (a)                6.90        6/01/2067              1,030
                                                                                             ---------
            MULTI-LINE INSURANCE (0.9%)
    2,000   Genworth Financial, Inc. (a)                      6.15       11/15/2066              1,837
      500   Glen Meadow (a),(e)                               6.51        2/12/2067                483
    1,000   Nationwide Mutual Insurance Co. (a),(e)           5.81       12/15/2024              1,007
                                                                                             ---------
                                                                                                 3,327
                                                                                             ---------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.5%)
    1,000   ILFC E-Capital Trust II (a),(e)                   6.25       12/21/2065                948
    1,000   ING Capital Funding Trust III (a)                 3.91(f)             -(g)             970
                                                                                             ---------
                                                                                                 1,918
                                                                                             ---------
            Total Financials                                                                     6,275
                                                                                             ---------
            INDUSTRIALS (0.5%)
            ------------------
            AEROSPACE & DEFENSE (0.2%)
    1,000   Textron Financial Corp. (a),(e)                   6.00        2/15/2067                915
                                                                                             ---------
            AIRLINES (0.3%)
      929   US Airways Group, Inc. Pass-Through Trust (INS)   7.08        3/20/2021              1,004
                                                                                             ---------
            Total Industrials                                                                    1,919
                                                                                             ---------
            UTILITIES (0.4%)
            ----------------
            ELECTRIC UTILITIES (0.4%)
    1,906   Texas Competitive Electric Holdings Co., LLC(h)   4.73       10/10/2017              1,355
                                                                                             ---------
            Total Corporate Obligations(cost: $8,635)                                           11,599
                                                                                             ---------
            EURODOLLAR AND YANKEE OBLIGATIONS (0.4%)

            FINANCIALS (0.4%)
            -----------------
            DIVERSIFIED BANKS (0.2%)
    1,000   BayernLB Capital Trust l                          6.20        3/29/2049                597

================================================================================

17  | USAA Global Opportunities Fund

================================================================================

PRINCIPAL                                                                                       MARKET
AMOUNT                                                      COUPON                               VALUE
(000)       SECURITY                                          RATE        MATURITY               (000)
------------------------------------------------------------------------------------------------------
$      200  LBG Capital No.1 plc                              8.00%               -(g)       $     215
                                                                                             ---------
                                                                                                   812
                                                                                             ---------
            MULTI-LINE INSURANCE (0.2%)
       600  Oil Insurance Ltd. (a),(e)                        3.29(f)             -(g)             554
                                                                                             ---------
            Total Financials                                                                     1,366
                                                                                             ---------
            Total Eurodollar and Yankee Obligations(cost: $935)                                  1,366
                                                                                             ---------

            COMMERCIAL MORTGAGE SECURITIES (2.4%)

            FINANCIALS (2.4%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (2.4%)
     1,000  Banc of America Commercial Mortgage, Inc.         5.76        5/10/2045              1,049
     1,000  Bear Stearns Commercial Mortgage
              Securities, Inc.                                4.99        9/11/2042              1,032
     1,000  Citigroup Commercial Mortgage Trust               5.74        3/15/2049              1,043
     1,000  GE Capital Commercial Mortgage Corp.              5.33        3/10/2044                994
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.04       10/15/2042              1,039
     1,000  J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                                5.48        5/15/2045              1,070
     1,000  Merrill Lynch Mortgage Trust                      5.14        7/12/2038              1,056
     1,000  Merrill Lynch Mortgage Trust                      5.67        5/12/2039                985
     1,000  Wachovia Bank Commercial Mortgage Trust           5.37       12/15/2044              1,007
                                                                                             ---------
                                                                                                 9,275
                                                                                             ---------
            Total Financials                                                                     9,275
                                                                                             ---------
            Total Commercial Mortgage Securities(cost: $7,948)                                   9,275
                                                                                             ---------
            Total Bonds (cost: $17,518)                                                         22,240
                                                                                             ---------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (4.2%)

            MONEY MARKET FUNDS (4.2%)
15,703,678  State Street Institutional Liquid Reserve Fund, 0.13% (d),(i)(cost: $15,704)        15,704
                                                                                             ---------

            TOTAL INVESTMENTS (COST: $325,574)                                               $ 377,910
                                                                                             =========

NUMBER OF
CONTRACTS
------------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.4%)
    13,500  Put - iShares MSCI EAFE Index expiring April 20, 2013 at 57                            371
    10,000  Put - iShares MSCI EAFE Index expiring April 20, 2013 at 58                            460
     6,000  Put - iShares MSCI Emerging Markets Index expiring April 20, 2013 at 41                 90
     4,500  Put - iShares MSCI Emerging Markets Index expiring April 20, 2013 at 42                142
       314  Put - S&P 500 Index expiring April 20, 2013 at 1500                                    105
       680  Put - S&P 500 Index expiring April 20, 2013 at 1530                                    449
                                                                                             ---------

            TOTAL PURCHASED OPTIONS (COST: $2,542)                                           $   1,617
                                                                                             =========

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                MARKET
NUMBER OF                                                                                        VALUE
CONTRACTS   SECURITY                                                                             (000)
------------------------------------------------------------------------------------------------------
            WRITTEN OPTIONS (0.7%)
   (9,000)  Call - iShares MSCI EAFE Index expiring April 20, 2013 at 60                     $    (279)
     (450)  Call - S&P 500 Index expiring April 20, 2013 at 1520                                (2,381)
                                                                                             ---------

            TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $2,225)                                $  (2,660)
                                                                                             =========

                                                                                           UNREALIZED
 NUMBER OF                                                                                APPRECIATION/
 CONTRACTS                                               EXPIRATION         CONTRACT     (DEPRECIATION)
LONG/(SHORT)                                                DATE           VALUE (000)        (000)
------------------------------------------------------------------------------------------------------
            FUTURES (0.4%)
        20  S&P 500 E-Mini Index Futures (j)             6/21/2013           $1,563          $      20
                                                                                             ---------

            TOTAL FUTURES                                                    $1,563          $      20
                                                                             ------          =========

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
ASSETS                                     ASSETS                                                TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                           $197,043         $ 1,118        $      --           $198,161
  Preferred Stocks                             227           1,021               --              1,248
  Equity Exchange-Traded Funds             140,557              --               --            140,557
Bonds:
  Corporate Obligations                         --          11,599               --             11,599
  Eurodollar and Yankee Obligations             --           1,366               --              1,366
  Commercial Mortgage Securities                --           9,275               --              9,275
Money Market Instruments:
  Money Market Funds                        15,704              --               --             15,704
Purchased Options                            1,617              --               --              1,617
Futures:
  Futures*                                      20              --               --                 20
------------------------------------------------------------------------------------------------------
Total                                     $355,168         $24,379        $      --           $379,547
------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL        INPUTS
LIABILLITIES                           LIABILLITIES                                              TOTAL
------------------------------------------------------------------------------------------------------
Written Options                           $ (2,660)        $    --        $      --           $ (2,660)
------------------------------------------------------------------------------------------------------
Total                                     $ (2,660)        $    --        $      --           $ (2,660)
------------------------------------------------------------------------------------------------------

For the period of January 1, 2013, through March 31, 2013, equity securities with a fair value of $33,542,000 were transferred from Level 2 to Level 1. Due to an assessment of events at the end of the prior reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Global Opportunities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Global Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to

================================================================================

20  | USAA Global Opportunities Fund

================================================================================

local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

================================================================================

21  | USAA Global Opportunities Fund

================================================================================

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain equity securities and all bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on

================================================================================

23  | USAA Global Opportunities Fund

================================================================================

individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. NEW ACCOUNTING PRONOUNCEMENTS -
OFFSETTING ASSETS AND LIABILITIES - In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund's financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the scope of disclosures required by ASU No. 2011-11. These ASUs are effective for periods beginning on or after January 1, 2013. The Fund believes the adoption of these ASUs will not have a material impact on its financial statement disclosures.

F. As of March 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of March 31, 2013, were $55,940,000 and $4,529,000, respectively, resulting in net unrealized appreciation of $51,411,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $376,845,000 at March 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 44.9% of net assets at March 31, 2013.

H. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

================================================================================

                                         Notes to Portfolio of Investments |  24

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CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at March 31, 2013.
(b) Security was fair valued at March 31, 2013, by the Manager in accordance with valuation procedures approved by the Board.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2013, was zero.

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25  | USAA Global Opportunities Fund

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(d)  The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2013.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at March 31, 2013.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at March 31, 2013.
(j) Cash with a value of $142,000 is segregated as collateral for initial margin requirements on open futures contracts.
*    Non-income-producing security.

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                                         Notes to Portfolio of Investments |  26


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2013

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     05/22/2013
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/27/2013
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/24/2013
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.